S-K 1602, SPAC Registered Offerings	Aug. 31, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

We have until the date that is 24 months from the closing of this offering or until such earlier time as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to vote on the extension and to redeem their shares, regardless of whether they abstain, vote for, or vote against, the proposed extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes payable), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination within 24 months from the closing of this offering, or by such earlier time as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of taxes payable and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of taxes payable), divided by the number of then-outstanding public shares, subject to the limitations and on the conditions described herein.

The amount in the trust account is initially anticipated to be $10.05 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights upon the completion of our initial business combination with respect to our Share Rights. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, shares underlying the private placement units and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $155,750,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or $178,475,000 if the underwriters’ over-allotment option is exercised in full, $150,750,000 ($10.05 per unit), or $173,250,000 if the underwriters’ over-allotment option is exercised in full ($10.05 per unit), will be deposited into a trust account in the United States with Odyssey acting as trustee, after deducting $3,000,000 (or $3,450,000 if the underwriters’ over-allotment option is exercised in full) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $550,000 to pay fees and expenses in connection with the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. We expect that the interest earned on the trust account will be sufficient to pay taxes. We will not be permitted to withdraw any of the principal or interest held in the trust account, except for taxes payable and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of June 30, 2026
Offering Price of $10.00	25% of Maximum Redemption (assumes 3,750,000 or 4,312,500 public shares redeemed)		50% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		75% of Maximum Redemption (assumes 11,250,000 or 12,937,500 public shares redeemed)		Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.60	$5.90	$4.10	$4.85	$5.15	$3.06	$6.94	$(0.61)	$10.61
Assuming No Exercise of Over-Allotment Option
$6.60	$5.90	$4.10	$4.85	$5.15	$3.08	$6.92	$(0.56)	$10.56

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
RainRock Acquisition Management LLC	5,462,500 Class B Ordinary Shares(1)	$23,850, which also covers any additional shares issued to the sponsor under anti-dilution provisions discussed below
	425,000 Private Placement Units	$4,250,000
	Up to $1,500,000 in working capital loans, which loans may be convertible into units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	$10,000 per month	Office space, utilities and secretarial and administrative support
Holders of Class B Ordinary Shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
RainRock Acquisition Management LLC, officers, independent directors, advisors or their respective affiliates	Consulting, success or finder fees in connection with the consummation of our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Salary or fee in an amount that constitutes a market standard for comparable transactions in connection with our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

(1)      Each of our officers and directors holds or will hold an indirect interest in founder shares through membership interests in our sponsor. See “Sponsor Information”.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus, and (B) assume the issuance of (i) 15,000,000 Class A ordinary shares (or 17,250,000 Class A ordinary shares if the over-allotment option is exercised in full) and 5,750,000 founder shares (up to 750,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full) and 575,000 private placement shares (or 597,500 private placement shares if the underwriters’ over-allotment option is exercised in full) and (ii) 1,500,000 Class A ordinary shares (or 1,725,000 Class A ordinary shares if the over-allotment option is exercised in full) underlying the public rights and 57,500 Class A ordinary shares (or 59,750 Class A ordinary shares if the over-allotment option is exercised in full) underlying the private placement rights. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of June 30, 2026
	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shares	6.63	6.63	5.93	5.93	4.88	4.88	3.11	3.09	(0.53)	(0.58)
Pro forma net tangible book value after this offering and the sale of private units	6.60	6.60	5.90	5.90	4.85	4.85	3.08	3.06	(0.56)	(0.61)
Dilution to public shareholders	3.40	3.40	4.10	4.10	5.15	5.15	6.92	6.94	10.56	10.61
Percentage of dilution to public shareholders	34.0%	34.0%	41.0%	41.0%	51.5%	51.5%	69.2%	69.4%	105.6%	106.1%
Numerator:
Net tangible book deficit before this offering	$(180,577)	$(180,577)	$(180,577)	$(180,577)	$(180,577)	$(180,577)	$(180,577)	$(180,577)	$(180,577)	$(180,577)
Net proceeds from this offering and sale of the private placement units(1)	152,200,000	174,475,000	152,200,000	174,475,000	152,200,000	174,475,000	152,200,000	174,475,000	152,200,000	174,475,000
Plus: Offering costs paid in advance, excluded from tangible book deficit before this offering	105,759	105,759	105,759	105,759	105,759	105,759	105,759	105,759	105,759	105,759
Less: Deferred underwriting commissions(2)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)	(6,000,000)	(6,900,000)
Less: Over-allotment liability	(148,500)	—	(148,500)	—	(148,500)	—	(148,500)	—	(148,500)	—
Less: Amounts paid for redemptions(3)	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	$145,976,682	$167,500,182	$108,476,682	$124,375,182	$70,976,682	$81,250,182	$33,476,682	$38,125,182	$(4,023,318)	$(4,999,818)
Denominator:
Class B ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Class B ordinary shares forfeited if over-allotment option is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Class A ordinary shares included in the units offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Class A ordinary shares underlying the rights included in the units offered	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000	1,500,000	1,725,000
Private placement units	575,000	597,500	575,000	597,500	575,000	597,500	575,000	597,500	575,000	597,500
Class A ordinary shares underlying the rights included in the private placement units	57,500	59,750	57,500	59,750	57,500	59,750	57,500	59,750	57,500	59,750
Less Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
	22,132,500	25,382,250	18,382,500	21,069,750	14,632,500	16,757,250	10,882,500	12,444,750	7,132,500	8,132,250

(1)      Expenses applied against gross proceeds include offering expenses of approximately $550,000 and underwriting commissions of $3,000,000 (or $3,450,000 if the underwriters’ option to purchase additional units is exercised) (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, $0.40 per unit (up to $6,000,000 or up to $6,900,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions on amounts remaining in the trust account after all redemptions by public shareholders have been met. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public Share Rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”